Defined benefit plans (Detail 11) - CHF (SFr) SFr in Millions		Dec. 31, 2017	Dec. 31, 2016
Swiss plan
Plan Assets At Fair Value By Plan [Line Items]
Fair value		SFr 25,984	SFr 24,614
Derivative financial instruments, net of collateral		11	76
Swiss plan | Bank accounts at UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1]	117	432
Swiss plan | UBS debt instruments
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1]	3	5
Swiss plan | UBS shares
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1]	33	47
Swiss plan | Securities lent to UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1],[2]	1,979	1,855
Swiss plan | Property occupied by UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1]	83	83
Swiss plan | Derivative financial instruments, counterparty UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1],[2]	23	(220)
UK plan
Plan Assets At Fair Value By Plan [Line Items]
Fair value		3,381	3,175
US and German plans
Plan Assets At Fair Value By Plan [Line Items]
Fair value		1,234	1,144
UBS AG | Swiss plan
Plan Assets At Fair Value By Plan [Line Items]
Fair value		15,975	24,614
Derivative financial instruments, net of collateral		11	76
UBS AG | Swiss plan | Bank accounts at UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3]	117	432
UBS AG | Swiss plan | UBS debt instruments
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3]	3	5
UBS AG | Swiss plan | UBS shares
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3]	33	47
UBS AG | Swiss plan | Securities lent to UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3],[4]	1,979	1,855
UBS AG | Swiss plan | Property occupied by UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3]	83	83
UBS AG | Swiss plan | Derivative financial instruments, counterparty UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3],[4]	23	(220)
UBS AG | UK plan
Plan Assets At Fair Value By Plan [Line Items]
Fair value		3,381	3,175
UBS AG | US and German plans
Plan Assets At Fair Value By Plan [Line Items]
Fair value		SFr 1,234	SFr 1,144

[1]
Bank accounts at UBS encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in.

[2]
Securities lent to UBS and derivative financial instruments are presented gross of any collateral. Securities lent to UBS were fully covered by collateral as of 31 December 2017 and 31 December 2016. Net of collateral, derivative financial instruments amounted to CHF 11 million as of 31 December 2017 (31 December 2016: CHF 76 million).

[3]
Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS AG instruments and UBS Group AG shares and indirect investments, i.e., those made through funds that the pension fund invests in.

[4]
Securities lent to UBS AG and derivative financial instruments are presented gross of any collateral. Securities lent to UBS AG were fully covered by collateral as of 31 December 2017 and 31 December 2016. Net of collateral, derivative financial instruments amounted to CHF 11 million as of 31 December 2017 (31 December 2016: CHF 76 million).